December 9, 2020

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:    2nd Vote Funds (the “Trust”) (File Nos. 333-239127 and 811-23577)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c), this filing is being made for the sole purpose of submitting an interactive data file as required by Rule 405 of Regulation S-T. The interactive data file included as an exhibit to this filing relates to the definitive prospectus and statement of additional information which were filed with the Securities and Exchange Commission on November 17, 2020 (Accession Number 0001829126-20-000125) for the 2ndVote Life Neutral Plus ETF and the 2ndVote Society Defended ETF, each a portfolio series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (484) 477.2729 or Robert.Elwood@practus.com.

Regards,

/s/ Robert Elwood
On behalf of Practus, LLP

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

2